Accounts Receivable, net	12 Months Ended
Dec. 31, 2022
Accounts Receivable, net
Accounts Receivable, net

5.Accounts Receivable, net

Accounts receivable, net of nil of allowance for doubtful accounts consist of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	7,973,229	9,817,292
Less: allowance for doubtful accounts	(2,356,034)	—
Accounts receivable, net	5,617,195	9,817,292

	December 31, 2022	December 31, 2021
Beginning balance	—	—
Provision	2,356,034	—
Ending balance	2,356,034	—